Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of provisions for income tax expense

The provisions for income tax expense are summarized as follows (in thousands):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current tax expense	19,819	23,219	32,156	4,928
Deferred tax expense/(benefit)	300	(1,269)	(13,179)	(2,019)
Income tax expense	20,119	21,950	18,977	2,909

Components of income before tax and income tax expense for PRC and non-PRC operations

16.  Income Taxes (Continued)

The components of income before tax and income tax expense for PRC and non-PRC continuing operations are as follows (in thousands):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
(Loss)/income arising from PRC operations	(42,681)	(267,276)	28,133	4,312
(Loss)/income arising from non-PRC operations	(2,498)	958,986	418,489	64,136
(Loss)/income before tax from continuing operations	(45,179)	691,710	446,622	68,448
Income tax expense relating to PRC operations	20,143	21,952	18,977	2,909
Income tax benefit relating to non-PRC operations	(24)	(2)	—	—
Income tax expense	20,119	21,950	18,977	2,909
Effective tax rate for PRC continuing operations	(47.2)%	(8.2)%	67.5%	67.5%

Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for PRC continuing operations

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for PRC continuing operations for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the Years Ended December 31,
	2018	2019	2020
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences*	46.5	7.2	(30.4)
Change in valuation allowance	(77.7)	(25.6)	42.7
Effect of preferential tax treatment	(37.7)	(14.2)	28.2
Uncertain tax positions	(3.3)	(0.6)	2.0
Effective income tax rate	(47.2)	(8.2)	67.5

Note:

* Permanent differences mainly included the tax-deductible expenses of the research and development expenses so incurred in a year in determining their tax assessable profits for that year for enterprises engaging in research and development activities, as 175% of the research and development expenses could be tax-deductible beginning from January 1, 2018, according to policies promulgated by the State Tax Bureau of the PRC.

Combined effects of the income tax exemption and other preferential tax treatment

The combined effects of the income tax exemption and other preferential tax treatment available to the Group are as follows (in thousands, except per share data):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Effect of preferential tax treatment	(16,104)	(38,077)	(7,934)	(1,216)
Basic net income/(loss) per share effect	(0.03)	(0.07)	(0.01)	(0.00)

Tax effects of temporary differences that give rise to deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances as of December 31, 2019 and 2020 are as follows (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Provision of allowance for credit losses	31,000	48,161	7,381
Accrued payroll and expenses and others	31,816	28,716	4,401
Net operating loss carryforward	126,665	137,799	21,119
Less: valuation allowance	(115,793)	(127,809)	(19,588)
Total deferred tax assets, net	73,688	86,867	13,313

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax liabilities:
Unrealized holding gain of available-for-sale debt investments*	190,830	—	—
Others	1,312	1,312	201
Total deferred tax liabilities	192,142	1,312	201

Note:

*The Company recognized a deferred tax liability of RMB190.8 million and nil for the unrealized holding gain of available-for-sale debt investments in Particle, as of December 31, 2019 and 2020, respectively, which was recorded net against the pre-tax changes in other comprehensive income. The decrease in deferred tax liability was mainly caused by the fact that the gain on disposal of available-for-sale debt investments in Particle had been realized in 2020.

Movement of valuation allowance for deferred tax assets

The following table sets forth the movement of the valuati on allowance for deferred tax assets (in thousands):

	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Balance as of January 1,	14,208	47,386	115,793	17,746
Additions	37,549	68,209	15,692	2,405
Increase from an acquired subsidiary	—	997	—	—
Reversals	(4,371)	(799)	(3,676)	(563)
Balance as of December 31,	47,386	115,793	127,809	19,588

Reconciliation of liabilities associated with uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows (in thousands):

	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Balance as of January 1,	24,714	26,131	27,612	4,232
Increase related to current year tax positions	1,417	1,481	570	87
Balance as of December 31,	26,131	27,612	28,182	4,319